Debt - Summary of Net Interest Expense (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Original issue discounts	$ 300,000	$ 300,000	$ 300,000
Unrealized foreign exchange gains	(4,878,000)
Total interest expense	50,500,000	54,400,000	55,000,000
Interest income	(100,000)	(3,000,000)	(200,000)
Interest expense, net	50,400,000	51,400,000	54,800,000
Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Interest expense	300,000
Amortization debt issue costs	400,000	400,000	400,000
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Interest expense	16,100,000	16,300,000	16,500,000
Amortization debt issue costs	1,200,000	1,100,000	1,100,000
Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense	34,500,000	34,500,000	34,500,000
Amortization debt issue costs	1,500,000	1,300,000	1,200,000
Other [Member]
Debt Instrument [Line Items]
Interest expense	$ 1,100,000	$ 500,000	$ 1,000,000